Significant Accounting Policies (Details 2) (USD $)	12 Months Ended								3 Months Ended		12 Months Ended																		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Terminix	Dec. 31, 2011 Terminix	Dec. 31, 2010 Terminix	Dec. 31, 2009 Terminix	Sep. 30, 2012 TruGreen	Jun. 30, 2012 TruGreen	Dec. 31, 2012 TruGreen	Dec. 31, 2011 TruGreen	Dec. 31, 2010 TruGreen	Dec. 31, 2009 TruGreen	Dec. 31, 2012 American Home Shield	Dec. 31, 2011 American Home Shield	Dec. 31, 2010 American Home Shield	Dec. 31, 2009 American Home Shield	Dec. 31, 2012 ServiceMaster Clean	Dec. 31, 2011 ServiceMaster Clean	Dec. 31, 2010 ServiceMaster Clean	Dec. 31, 2009 ServiceMaster Clean	Dec. 31, 2012 Other Operations and Headquarters	Dec. 31, 2011 Other Operations and Headquarters	Dec. 31, 2010 Other Operations and Headquarters	Dec. 31, 2009 Other Operations and Headquarters	Dec. 31, 2012 Trade names	Dec. 31, 2011 Trade names	Sep. 30, 2012 Goodwill TruGreen	Dec. 31, 2012 Goodwill TruGreen	Dec. 31, 2012 Goodwill TruGreen
Significant Accounting Policies
Goodwill	$ 2,412,251,000	$ 3,161,980,000	$ 3,125,293,000		$ 1,458,490,000	$ 1,424,518,000	$ 1,397,414,000				$ 417,069,000	$ 1,201,922,000	$ 1,191,071,000		$ 347,480,000	$ 347,573,000	$ 347,783,000		$ 135,769,000	$ 135,677,000	$ 135,894,000		$ 53,443,000	$ 52,290,000	$ 53,131,000				$ 417,400,000
Other intangible assets	158,700,000	210,000,000
Pre-tax non-cash impairment charges									51,000,000	67,700,000	118,700,000	36,700,000
Impairment charges and remaining value of the trade names not subject to amortization by business segment
Pre-tax non-cash goodwill impairment prior to adjustment																													794,200,000
Adjustment to non-cash impairment charge																														(4,000,000)
Non-cash impairment charge	908,873,000	36,700,000																													790,200,000
Changes in impairment charges and remaining value of the trade names not subject to amortization
Balance at the beginning of the period	2,333,500,000	2,370,200,000		2,370,200,000	875,100,000	875,100,000	875,100,000	875,100,000			725,500,000	762,200,000		762,200,000	140,400,000	140,400,000	140,400,000	140,400,000	152,600,000	152,600,000	152,600,000	152,600,000	439,900,000	439,900,000	439,900,000	439,900,000	2,214,800,000	2,333,500,000
Impairment during the period									(51,000,000)	(67,700,000)	(118,700,000)	(36,700,000)
Balance at the end of the period	$ 2,214,800,000	$ 2,333,500,000		$ 2,370,200,000	$ 875,100,000	$ 875,100,000	$ 875,100,000	$ 875,100,000			$ 606,800,000	$ 725,500,000		$ 762,200,000	$ 140,400,000	$ 140,400,000	$ 140,400,000	$ 140,400,000	$ 152,600,000	$ 152,600,000	$ 152,600,000	$ 152,600,000	$ 439,900,000	$ 439,900,000	$ 439,900,000	$ 439,900,000	$ 2,214,800,000	$ 2,333,500,000
Decrease in discount rate used in impairment test																													0.50%